Schedule of interest in subsidiaries (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.63%	98.63%	98.56%	98.53%
THCL Travel Holding Cyprus Limited [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	100.00%	100.00%
Yatra USA Corp [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	100.00%	100.00%
Yatra USA, LLC [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	100.00%	100.00%
Asia Consolidated DMC Pte. Ltd. [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	100.00%	100.00%
Middle East Travel Management Company Private Limited [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	100.00%	100.00%
Yatra Online Private Limited [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.55%	98.63%
Yatra Corporate Hotel Solutions Private Limited [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.55%	98.63%
TSI Yatra Private Limited [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.55%	98.63%
Yatra Tg Stays Private Limited [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.55%	98.63%
Yatra Hotel Solutions Private Limited [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.55%	98.63%
Air Travel Bureau Limited [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.55%	98.63%
Travel Co In Private Limited [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.55%	98.63%
Yatra Online Freight Services Private Limited [Member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.55%	98.63%